Consolidated Statements of Changes in Equity (Unaudited) - USD ($)		Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2018		$ 126,146,996	[1]	$ 15,782,904	$ 14,044,269	$ (170,935,437)	$ 23,218,159	$ 9,347,036	$ 17,603,927
Balance, shares at Dec. 31, 2018	[1]	6,960,053
Stock-based payment for consulting fee			[1]	59,461					59,461
Net loss for the period			[1]			(1,815,274)		(6,749)	(1,822,023)
Foreign currency translation (loss) gain			[1]				(2,528)	(555)	(3,083)
Stock based compensation (Note 15)			[1]	289,912					289,912
Balance at Jun. 30, 2019		$ 126,146,996	[1]	16,132,277	14,044,269	(172,750,711)	23,215,631	9,339,732	16,128,194
Balance, shares at Jun. 30, 2019	[1]	6,960,053
Balance at Dec. 31, 2019		$ 126,257,156	[1]	16,461,333	14,044,269	(174,517,769)	23,022,845	9,340,551	14,608,385
Balance, shares at Dec. 31, 2019	[1]	7,000,053
Stock-based payment for consulting fee		$ 186,000	[1]	16,185					202,185
Stock-based payment for consulting fee, shares	[1]	46,667
Issued common stock		$ 576,000	[1]						576,000
Issued common stock, shares	[1]	285,714
Employee Stock Incentive			[1]	92,308					92,308
Issued convertible note beneficial conversion feature in connection with the private placement (Note 12)			[1]	165,580					165,580
Issued detachable warrant in connection with the private placement (Note 12)			[1]	11,580					11,580
Net loss for the period			[1]			(7,676,645)		(264,047)	(7,940,692)
Foreign currency translation (loss) gain			[1]				(115,522)	12,486	(103,036)
Balance at Jun. 30, 2020		$ 127,019,156	[1]	$ 16,746,986	$ 14,044,269	$ (182,194,414)	$ 22,907,323	$ 9,088,990	$ 7,612,310
Balance, shares at Jun. 30, 2020	[1]	7,332,434

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.